EMPLOYEE OPTION PLANS (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	2,175,488
Weighted Average remaining contractual Term (In Years)	3 years 10 months 10 days
Weighted average exercise price | $ / shares	$ 5.98
Options Exercisable | shares	1,002,286
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 3.66
Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	493,917
Weighted Average remaining contractual Term (In Years)	5 years 11 months 26 days
Weighted average exercise price | $ / shares	$ 4.47
Options Exercisable | shares	333,917
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 3.37
Exercise Price Range 1.2 to 1.48 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	166,978
Weighted Average remaining contractual Term (In Years)	1 year 3 months 14 days
Weighted average exercise price | $ / shares	$ 1.34
Options Exercisable | shares	166,978
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 1.34
Exercise Price Range 2.08 to 2.7 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	297,094
Weighted Average remaining contractual Term (In Years)	2 years 10 months 24 days
Weighted average exercise price | $ / shares	$ 2.56
Options Exercisable | shares	297,094
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 2.56
Exercise Price Range 3.45 to 3.77 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	325,971
Weighted Average remaining contractual Term (In Years)	2 years 8 months 12 days
Weighted average exercise price | $ / shares	$ 3.57
Options Exercisable | shares	242,769
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 3.58
Exercise Price Range 4.72 to 4.85 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	163,445
Weighted Average remaining contractual Term (In Years)	3 years 7 days
Weighted average exercise price | $ / shares	$ 4.73
Options Exercisable | shares	76,945
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 4.74
Exercise Price Range 5.25 to 5.53 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	90,000
Weighted Average remaining contractual Term (In Years)	3 years 6 months 18 days
Weighted average exercise price | $ / shares	$ 5.33
Options Exercisable | shares	45,000
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 5.33
Exercise Price Range 6.27 to 6.92 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	130,000
Weighted Average remaining contractual Term (In Years)	4 years 1 month 24 days
Weighted average exercise price | $ / shares	$ 6.42
Options Exercisable | shares	66,666
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 6.27
Exercise Price Range 7.01 to 7.68 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	367,000
Weighted Average remaining contractual Term (In Years)	4 years 2 months 19 days
Weighted average exercise price | $ / shares	$ 7.46
Options Exercisable | shares	106,834
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 7.43
Exercise Price Range 8.42 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	300,000
Weighted Average remaining contractual Term (In Years)	5 years 4 months 6 days
Weighted average exercise price | $ / shares	$ 8.42
Options Exercisable | shares	0
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 0
Exercise Price Range 9.93 to 10.78 [Member] | Sapiens [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	335,000
Weighted Average remaining contractual Term (In Years)	5 years 9 months 4 days
Weighted average exercise price | $ / shares	$ 10.45
Options Exercisable | shares	0
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 0
Exercise Price Range 0 to 1 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	4,000
Weighted Average remaining contractual Term (In Years)	3 years 2 months 26 days
Weighted average exercise price | $ / shares	$ 0
Options Exercisable | shares	4,000
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 0
Exercise Price Range 1.01 to 2 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	20,000
Weighted Average remaining contractual Term (In Years)	2 years 11 months 26 days
Weighted average exercise price | $ / shares	$ 1.12
Options Exercisable | shares	20,000
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 1.12
Exercise Price Range 2.01 to 3 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	123,667
Weighted Average remaining contractual Term (In Years)	3 years 7 months 20 days
Weighted average exercise price | $ / shares	$ 2.31
Options Exercisable | shares	123,667
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 2.31
Exercise Price Range 3.01 to 4 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	166,250
Weighted Average remaining contractual Term (In Years)	5 years 9 months 7 days
Weighted average exercise price | $ / shares	$ 4.00
Options Exercisable | shares	166,250
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 4.00
Exercise Price Range 4.01 to 5 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	0
Weighted Average remaining contractual Term (In Years)	0 years
Weighted average exercise price | $ / shares	$ 0
Options Exercisable | shares	0
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 0
Exercise Price Range 5.01 to 6 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	75,000
Weighted Average remaining contractual Term (In Years)	7 years 7 months 10 days
Weighted average exercise price | $ / shares	$ 6.00
Options Exercisable | shares	0
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 0
Exercise Price Range 6.01 to 7 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	50,000
Weighted Average remaining contractual Term (In Years)	8 years 10 months 13 days
Weighted average exercise price | $ / shares	$ 6.89
Options Exercisable | shares	6,250
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 6.89
Exercise Price Range 7.01 to 8 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	0
Weighted Average remaining contractual Term (In Years)	0 years
Weighted average exercise price | $ / shares	$ 0
Options Exercisable | shares	0
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 0
Exercise Price Range 8.01 to 9 [Member] | Magic Software Enterprises Ltd [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	55,000
Weighted Average remaining contractual Term (In Years)	8 years 4 months 10 days
Weighted average exercise price | $ / shares	$ 8.01
Options Exercisable | shares	13,750
Weighted Average Exercise price of Options Exercisable | $ / shares	$ 8.01